Stockholders' Equity - Additional Information (Details)	3 Months Ended
May 28, 2021 $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares authorized	1,000,000
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Common stock conversion basis percentage	20.00%
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized	100,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common Stock, Voting Rights	one vote
Common stock shares issued	23,715,500
Common stock shares outstanding	715,500
Shares subject to possible redemption	23,000,000
Common Class A [Member] | Common Stock Subject to Mandatory Redemption [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares issued	23,715,500
Common stock shares outstanding	23,715,500
Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized	10,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common Stock, Voting Rights	one vote
Common stock shares issued	5,750,000
Common stock shares outstanding	5,750,000